Significant Accounting Policies (Details) - USD ($)		6 Months Ended	9 Months Ended
	Jan. 10, 2025	Dec. 31, 2024	Sep. 30, 2025
Significant Accounting Policies [Abstract]
Cash		$ 1,447,921	$ 1,007,626
Working capital deficit		1,419,359	1,038,596
Cash equivalents
FDIC cash limit		250,000	250,000
Unrecognized tax benefits
Amount of accrued interest and penalties
Income tax provision		0	$ 0
Weighted average shares (in Shares)	875,000
Cash		$ 1,447,921
Aggregate of weighted average shares (in Shares)		875,000